UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act File Number: 811-3493

                         American Federation of Labor -
                      Congress of Industrial Organizations
                            Housing Investment Trust
               (Exact name of registrant as specified in charter)

             1717 K Street, N.W., Suite 707, Washington, D.C. 20036
               (Address of principal executive offices) (Zip code)

                                 Kenneth G. Lore
                               Swidler Berlin, LLP
             3000 K Street, N.W., Suite 300, Washington, D.C., 20007
                     (Name and address of agent for service)

                                 (202) 331-8055
              (Registrant's telephone number, including area code)

Date of fiscal year end: December 31
Date of reporting period: March 31, 2005

Item 1. Schedule of Investments.

Schedule of Portfolio Investments

March 31, 2005  (Dollars in thousands;unaudited)

FHA Permanent Securities (4.7% of net assets)

                     Interest Rate              Maturity Dates           Face Amount         Amortized Cost                 Value
==================================================================================================================================
Single Family

                             7.75%           Jul-2021-Aug-2021           $        90          $          90            $       90
                             8.00%                    Jul-2021                   109                    109                   109
                            10.31%                    Feb-2016                    60                     60                    60

----------------------------------------------------------------------------------------------------------------------------------
                                                                                 259                    259                   259
----------------------------------------------------------------------------------------------------------------------------------

Multifamily(1)

                             5.25%                    Mar-2024                 5,417                  5,454                 5,340
                             5.60%                    Jun-2038                 2,934                  2,940                 2,973
                             5.62%                    Jun-2014                   854                    854                   859
                             5.65%                    Oct-2038                 2,247                  2,323                 2,270
                             5.87%                    Jun-2044                 1,991                  1,993                 2,056
                             6.66%                    May-2040                 5,829                  5,833                 6,117
                             6.70%                    Dec-2042                 6,076                  6,079                 6,527
                             6.75%           Jul-2036-Jul-2040                 9,962                  9,779                10,526
                             6.88%                    Apr-2031                29,283                 28,976                31,307
                             7.00%                    Jun-2039                 6,109                  6,156                 6,470
                             7.05%                    Jul-2043                 5,377                  5,377                 5,901
                             7.07%                    Sep-2039                 8,144                  8,144                 8,486
                             7.13%                    Mar-2040                 7,983                  7,961                 8,832
                             7.17%                    Feb-2040                 4,797                  4,799                 5,023
                             7.20%           Dec-2033-Oct-2039                10,241                 10,249                11,345
                             7.50%                    Sep-2032                 1,659                  1,663                 1,892
                             7.70%                    Oct-2039                12,226                 12,173                13,175
                             7.75%                    Oct-2038                 1,410                  1,404                 1,493
                             7.88%           Nov-2036-Jul-2038                 9,173                  9,178                 9,354
                             7.93%                    Apr-2042                 2,918                  2,918                 3,404
                             8.27%                    Jun-2042                 2,551                  2,551                 2,929
                             8.38%                    Feb-2007                   393                    406                   405
                             8.40%                    Apr-2012                   849                    849                   853
                             8.75%           Jul-2036-Aug-2036                11,953                 11,913                12,207
                             8.80%                    Oct-2032                 5,424                  5,424                 5,424
                             8.88%                    May-2036                 2,426                  2,393                 2,463

----------------------------------------------------------------------------------------------------------------------------------
                                                                             158,226                157,789               167,631
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
Total FHA  Permanent Securities                                          $   158,485          $     158,048            $  167,890
==================================================================================================================================

(1) Multifamily mortgage-backed securities are valued by the fair value procedures adopted by the Trust's Board of Trustees.

Schedule of Portfolio Investments

March 31, 2005 (Dollars in thousands; unaudited)

FHA Construction Securities and Commitments (0.2% of net assets)

          Interest Rates(1)                                 Commitment
    Permanent      Construction    Maturity Date(2)           Amount          Face Amount      Amortized Cost         Value
=============================================================================================================================
Multifamily(3)

            6.02%           6.02%      Jun-2035            $   7,243            $ 7,243            $  7,246         $  7,480

-----------------------------------------------------------------------------------------------------------------------------
Total FHA Construction Securities and Commitments          $   7,243            $ 7,243            $  7,246         $  7,480
=============================================================================================================================

(1) Construction interest rates are the rates charged to the borrower during the construction phase of the project. The permanent interest rates are charged to the borrower during the amortization period of the loan, unless HUD requires that such rates are charged earlier.

(2)   Permanent mortgage maturity date.

(3) Multifamily mortgage-backed securities are valued by the fair value procedures adopted by the Trust's Board of Trustees.

Schedule of Portfolio Investments

March 31, 2005 (Dollars in thousands; unaudited)

Ginnie Mae Securities and Commitments (23.5% of net assets)

                                                  Commitment
     Interest Rate        Maturity Dates            Amount      Face Amount    Amortized Cost        Value
===============================================================================================================
Single Family
        3.00%                    Feb-2033          $     --     $     8,081      $     8,145      $    8,118

        3.50%           Aug-2033-Oct-2033                            19,069           19,235          19,279

        3.75%                    Dec-2033                            21,999           21,888          21,790

        4.13%                    Nov-2032                            16,934           17,113          17,098

        5.50%           Jan-2033-Aug-2033                            16,610           16,813          16,800

        6.00%           Jan-2032-Jun-2033                             8,946            9,279           9,205

        6.50%           Jul-2028-Jun-2032                             8,304            8,605           8,700

        7.00%           Nov-2016-Jan-2030                            13,844           14,199          14,711

        7.50%           Apr-2013-Aug-2030                            14,206           14,581          15,218

        8.00%           Nov-2009-Dec-2030                             7,066            7,257           7,588

        8.50%           Nov-2009-Aug-2027                             4,956            5,073           5,369

        9.00%           May-2016-Jun-2025                             1,354            1,390           1,488

        9.50%           Sep-2021-Sep-2030                               579              594             637

    10.00%-13.50%       Jul-2014-Jun-2019                                 4                4               6

---------------------------------------------------------------------------------------------------------------
                                                                    141,952          144,176         146,007
---------------------------------------------------------------------------------------------------------------

Multifamily(1)
        2.91%                    Aug-2020                             9,550            9,544           9,085

        3.65%           Sep-2017-Oct-2027                            29,785           29,580          28,802

        4.25%                    Feb-2031                             6,000            5,968           5,835

        4.43%           Apr-2034-Jun-2034                            63,103           61,847          59,429

        4.49%                    Apr-2023                             8,531            8,531           8,366

        4.59%                    May-2033                            15,000           15,000          14,862

        4.65%                    Mar-2026                               605              602             604

        4.66%                    Dec-2030                             8,617            8,697           8,445

        4.67%                    Aug-2029                            24,000           23,878          23,362

        4.71%                    May-2025                            33,294           33,295          32,780


        4.78%                    Apr-2034                            34,212           35,887          34,093

        4.88%                    Mar-2036                            10,000           10,012           9,811

        4.92%                    May-2034                            40,000           40,060          39,175

        5.00%                    Dec-2033                             5,465            5,531           5,437

        5.05%                    Nov-2028                            32,000           32,124          32,156

        5.13%                    Jul-2024                             5,000            5,088           5,058

        5.18%                    May-2028                            30,000           29,899          30,233

        5.25%                    Sep-2028                             5,868            5,896           5,927

        5.30%                    Apr-2039                            55,000           54,073          55,554

        5.32%                    Aug-2030                            35,000           34,848          35,513

        5.50%           Sep-2023-Aug-2038                            53,113           55,159          54,427

        5.58%                    May-2031                            85,582           89,431          87,921

        5.60%                    Nov-2036                             4,387            4,275           4,643

        5.68%                    Jul-2027                             5,152            5,340           5,330

        5.79%                    Aug-2043 (2)                         7,553            7,640           7,561

        5.85%                    Mar-2045                            18,600           18,507          19,945

        5.88%           Oct-2023-Mar-2024                            22,045           22,620          22,840

        6.11%                    Nov-2021                               970              970           1,005

        6.26%                    Apr-2027                            10,000           10,843          10,682

        6.41%                    Aug-2023                             3,464            3,464           3,717

        7.00%                    Jun-2043                            28,826           28,826          31,621

        8.75%                    Dec-2026                             4,072            4,072           4,095

---------------------------------------------------------------------------------------------------------------
                                                                    694,794          701,507         698,314
---------------------------------------------------------------------------------------------------------------

Forward Commitments

        6.00%                    Jul-2038             5,130              --               --              51

        7.50%                    Dec-2043            23,300              --               69             233

---------------------------------------------------------------------------------------------------------------
                                                     28,430              --               69             284
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
Total Ginnie Mae Securities and Commitments        $ 28,430     $   836,746      $   845,752      $  844,605
===============================================================================================================

(1) Multifamily mortgage-backed securities are valued by the fair value procedures adopted by the Trust's Board of Trustees.

(2)   Date the Trust is required to sell securities to the bond trustee.

Schedule of Portfolio Investments

March 31, 2005 (Dollars in thousands; unaudited)

Ginnie Mae Construction Securities and Commitments (8.3% of net assets)

     Interest Rates(1)                                   Commitment
Permanent     Construction     Maturity Date(2)            Amount         Face Amount     Amortized Cost         Value
=============================================================================================================================
Multifamily(3)
  4.65%            5.00%           Oct-2045 (4)          $  28,901         $  19,822         $  18,574         $  19,313

  4.82%            4.82%           Jul-2046 (4)              6,300             6,300             6,300             6,219

  4.83%            4.83%           May-2046                  5,650             5,650             5,650             5,577

  4.88%            4.88%           Jun-2045                 35,000            24,640            24,820            23,928

  4.89%            4.89%           Dec-2044 (4)             10,440            10,440            10,467            10,398

  4.95%            4.95%           Dec-2044                 11,200            10,525            10,730            10,433

  5.10%            2.25%           Sep-2045 (4)              7,230             7,230             7,243             7,232

  5.18%            5.18%           Dec-2044                  6,000             5,451             5,479             5,521

  5.19%            5.19%           Oct-2045                 11,880            10,138            10,200            10,284

  5.20%            3.45%           Oct-2044 (4)             21,139            21,139            21,215            21,380

  5.21%            5.21%           Jan-2045                  5,842             5,436             5,440             5,488

  5.25%            5.95%           Feb-2031                 42,100            24,424            24,322            24,397

  5.34%            5.34%           Mar-2046 (4)             11,340             1,403             1,420             1,443

  5.35%            5.35%           Dec-2044 (4)              8,800             8,800             8,809             8,984

  5.35%            5.35%           Mar-2046                 10,800             5,470             5,644             5,594

  5.51%            5.51%           Apr-2046                 27,944            15,098            15,743            16,341

  5.55%            5.55%           Mar-2045                  9,279             7,884             7,886             8,198

  5.62%            5.62%           Mar-2046                  8,200               711               739             1,043

  5.71%            5.71%           Jan-2045                  7,530             6,947             6,949             7,309

  5.75%            5.75%   Sep-2045-Aug-2046                27,954            11,116            11,029            12,384

  5.85%            5.85%           Nov-2045                  2,091               415               418               507

  6.00%            6.00%           Jan-2046                  3,689                25                28               227

  6.22%            5.75%           Aug-2035                 14,599             9,018             9,019            10,179

  6.60%            6.60%           May-2043                 17,793            16,296            15,888            17,948

  7.75%            7.25%           Aug-2035                 51,779            51,779            51,534            56,957

-----------------------------------------------------------------------------------------------------------------------------
                                                           393,480           286,157           285,546           297,284
-----------------------------------------------------------------------------------------------------------------------------

Forward Commitments
  4.74%            4.74%           Feb-2045                  6,418                --              (201)             (226)

  4.94%            4.94%           May-2046                  4,000                --                --               (37)

  5.10%            5.10%           Nov-2046 (4)             24,300                --                --              (102)

  5.21%            5.21%           Jan-2047                 16,188                --              (132)             (182)

-----------------------------------------------------------------------------------------------------------------------------
                                                            50,906                --              (333)             (547)
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
Total Ginnie Mae Construction Securities and Comitments  $ 444,386         $ 286,157         $ 285,213         $ 296,737
=============================================================================================================================

(1) Construction interest rates are the rates charged to the borrower during the construction phase of the project. The permanent interest rates are charged to the borrower during the amortization period of the loan, unless HUD requires that such rates are charged earlier.

(2)   Permanent mortgage maturity date.

(3) Multifamily mortgage-backed securities are valued by the fair value procedures adopted by the Trust's Board of Trustees.

(4)   Tax-exempt bonds collateralized by Ginnie Mae Securities.

Schedule of Portfolio Investments

March 31, 2005 (Dollars in thousands; unaudited)

Fannie Mae Securities and Commitments  (32.3% of net assets)

                         Interest Rate             Maturity Dates             Face Amount        Amortized Cost          Value
====================================================================================================================================
Single family
                               4.00%                       Jul-2033          $     18,236         $     18,379        $     18,102

                               4.06%                       Jul-2033                 9,852                9,768               9,786

                               4.28%              May-2033-Aug-2033                20,259               20,311              20,239

                               4.31%                       Aug-2033                28,452               28,367              28,435

                               4.50%              Jun-2018-Feb-2019                19,684               20,072              19,286

                               4.56%                       Nov-2033                26,067               26,092              26,138

                               5.00%              Jul-2018-Oct-2034               114,851              115,144             113,516

                               5.50%              Jul-2017-Feb-2035               259,337              262,868             260,429

                               6.00%              Jan-2006-Jan-2035               100,416              103,256             103,004

                               6.50%              Nov-2016-Nov-2032                20,210               20,469              21,047

                               7.00%              Nov-2013-Jun-2032                14,583               14,803              15,388

                               7.50%              Nov-2016-Sep-2031                 4,760                4,723               5,079

                               8.00%              Jan-2007-May-2031                 3,483                3,541               3,681

                               8.50%              Nov-2009-Apr-2031                 2,590                2,644               2,753

                               9.00%              Jul-2009-May-2025                   790                  796                 848

------------------------------------------------------------------------------------------------------------------------------------
                                                                                  643,570              651,233             647,731
------------------------------------------------------------------------------------------------------------------------------------

Multifamily(1)
                               3.81%                       Nov-2012                 8,296                8,296               8,040

                               4.10%                       Jun-2027                 2,498                2,498               2,386

                               4.55%                       Oct-2033                 5,297                5,357               5,049

                               4.66%              Jul-2021-Sep-2033                 8,881                9,028               8,531

                               4.71%                       Feb-2011                 5,692                5,766               5,717

                               4.77%                       Apr-2012                 4,393                4,527               4,412

                               4.81%              Sep-2017-Nov-2017                18,528               18,590              17,947

                               4.99%                       Aug-2021                 2,430                2,405               2,373

                               5.14%                       Jan-2018                 7,988                8,322               7,957

                               5.15%                       Oct-2022                 4,974                5,027               4,956

                               5.23%              Mar-2018-Apr-2021                 4,914                5,079               4,929

                               5.24%              Dec-2012-Jul-2034                 5,281                5,143               5,262

                               5.30%                       Oct-2014                   896                  926                 923

                               5.34%                       Apr-2012                   310                  322                 319

                               5.35%                       Dec-2012                 5,906                5,925               6,077

                               5.43%                       May-2021                 3,525                3,627               3,599

                               5.44%                       Sep-2013                 2,109                2,142               2,198

                               5.45%                       May-2033                 3,350                3,400               3,341

                               5.58%                       Jan-2021                 3,845                3,900               3,948

                               5.70%              Mar-2009-May-2011                 7,869                8,361               8,192

                               5.78%                       Dec-2008                 1,478                1,566               1,542

                               5.80%              Jan-2009-Jan-2033                 9,186                9,543               9,526

                               5.83%                       Aug-2014                 1,193                1,264               1,247

                               5.84%                       Aug-2010                 2,839                2,984               2,912

                               5.85%                       Oct-2008                   962                1,014                 982

                               5.88%                       Nov-2027                 3,491                3,569               3,635

                               5.89%              Nov-2008-Mar-2009                 8,849                9,305               9,249

                               5.91%                       Dec-2008                 1,015                1,077               1,063

                               5.96%                       Jan-2029                   506                  518                 527

                               6.03%                       Jun-2017                 1,960                2,137               2,118

                               6.06%                       Jul-2034                10,922               11,337              11,481

                               6.10%                       Apr-2011                 2,871                3,084               3,072

                               6.11%                       Jul-2008                   913                  966                 954

                               6.13%                       Dec-2016                 3,801                4,178               4,033

                               6.14%                       Sep-2033                   330                  358                 352

                               6.15%                       Oct-2032                 3,811                3,928               4,047

                               6.16%                       Aug-2013                12,618               13,689              13,154

                               6.21%                       Aug-2010                13,692               14,719              14,624

                               6.22%              Aug-2032-Jul-2034                11,381               12,248              12,138

                               6.23%              Dec-2008-Sep-2034                 1,882                2,011               2,005

                               6.25%                       Dec-2013                 2,008                2,063               2,139

                               6.27%                       Jan-2012                 2,181                2,225               2,362

                               6.28%              Oct-2008-Nov-2028                 5,885                6,360               6,256

                               6.33%                       Apr-2011                 2,378                2,596               2,560

                               6.35%                       Mar-2010 (2)            11,750               11,757              12,541

                               6.35%              Mar-2010-Aug-2032                29,204               30,755              31,166

                               6.39%                       Apr-2019                 1,061                1,155               1,152

                               6.41%                       Aug-2013                 2,021                2,176               2,117

                               6.42%              Apr-2011-Aug-2013                 7,296                7,895               7,657

                               6.44%                       Dec-2018 (3)            41,478               41,478              45,727

                               6.44%                       Apr-2014                 6,978                7,689               7,671

                               6.50%              May-2008-Jun-2016                 8,291                8,558               8,847

                               6.52%              Jul-2008-May-2029                 8,211                8,969               8,863

                               6.53%                       May-2030                 8,815                8,842               9,094

                               6.63%              Jun-2018-Apr-2019                 2,852                2,882               3,091

                               6.65%              Aug-2007-Aug-2011                 2,223                2,426               2,411

                               6.70%                       Jan-2011                 2,551                2,753               2,693

                               6.74%                       Aug-2007                13,450               14,377              13,930

                               6.75%                       Aug-2007                   910                  962                 950

                               6.79%                       Aug-2009                 7,384                7,386               8,002

                               6.80%                       Jul-2016                 1,026                1,026               1,132

                               6.85%                       Aug-2014                45,772               45,775              51,573

                               6.88%              Jun-2007-Feb-2028                14,383               15,269              15,130

                               6.96%                       Aug-2007                 7,945                8,119               8,325

                               7.01%                       Apr-2031                 3,624                3,666               4,031

                               7.07%                       Feb-2031                18,315               18,745              20,400

                               7.16%                       Jan-2022                   817                  853                 841

                               7.18%                       Aug-2016                   628                  628                 705

                               7.20%              Apr-2010-Aug-2029                 9,944                9,674              11,016

                               7.25%              Nov-2011-Jul-2012                 9,266                9,266               9,663

                               7.25%                       Oct-2023 (4)            12,550               12,268              12,966

                               7.30%                       May-2010                   836                  861                 897

                               7.38%                       Jun-2014                 2,173                2,186               2,390

                               7.40%                       Aug-2010                 1,250                1,399               1,397

                               7.43%                       Nov-2018                12,216               13,156              12,456

                               7.46%                       Aug-2029                 9,984               11,453              11,301

                               7.50%                       Dec-2014                 2,099                2,105               2,361

                               7.51%                       Feb-2024                10,777               12,158              11,288

                               7.71%                       Feb-2010                 9,519                9,646              10,070

                               7.75%              Dec-2012-Dec-2024                 4,431                4,435               4,951

                               8.00%              Nov-2019-May-2020                 6,198                6,182               6,220

                               8.13%              Sep-2012-Aug-2020                 9,735                9,714              10,128

                               8.38%                       Jan-2022                 1,004                1,007               1,061

                               8.40%                       Jul-2023                   545                  536                 636

                               8.50%              Sep-2006-Sep-2026                 6,199                6,710               7,123

                               8.63%                       Sep-2028                 6,976                6,976               8,245

                               9.13%                       Sep-2015                 3,269                3,257               3,325

                               9.25%                       Jun-2018                 4,560                4,550               4,769

------------------------------------------------------------------------------------------------------------------------------------
                                                                                  583,650              603,060             618,446
------------------------------------------------------------------------------------------------------------------------------------

Forward Commitments/TBA(5)

                TBA                                         Various              (106,500)            (106,249)           (106,202)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                 (106,500)            (106,249)           (106,202)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Total Fannie Mae Securities and Commitments                                  $  1,120,720         $  1,148,044        $  1,159,975
====================================================================================================================================

(1) Multifamily mortgage-backed securities are valued by the fair value procedures adopted by the Trust's Board of Trustees.

(2) During construction the investment is a participation in the construction loan which is secured by a repurchase guaranty from the Bank of America; the permanent financing will be a Fannie Mae MBS for which the Trust has issued its commitment to purchase.

(3) This is a security held in a segregated account as collateral for the Trust's secured bank line of credit.

(4) During construction the investment is a participation in the construction loan which is secured by a letter of credit from LaSalle Bank National Association; the permanent financing will be a Fannie Mae MBS for which the Trust has issued its commitment to purchase.

(5) Represents to be announced ("TBA") securities, securities the Trust agreed to sell for which the specific securities have not yet been identified.

Schedule of Portfolio Investments

March 31, 2005 (Dollars in thousands; unaudited)

Freddie Mac Securities (11.6% of net assets)

     Interest Rate                        Maturity Dates           Face Amount        Amortized Cost             Value
=============================================================================================================================
Single family

              4.00%                               Oct-2033        $      15,751        $      15,516         $      15,568
              4.24%                               Jun-2033                6,463                6,435                 6,438
              4.50%                      Aug-2018-Feb-2019               30,453               30,608                29,885
              5.00%                      Jan-2019-Mar-2034               61,153               61,867                61,024
              5.50%                      Oct-2017-Jan-2035               46,093               47,193                46,423
              6.00%                      Apr-2005-Jan-2035              212,786              219,792               217,900
              6.50%                      Dec-2006-Aug-2032               17,802               18,023                18,530
              7.00%                      Mar-2011-Mar-2030                5,085                5,056                 5,350
              7.50%                      Jul-2010-Apr-2031                5,062                5,025                 5,367
              8.00%                      May-2008-Feb-2030                2,841                2,845                 2,973
              8.50%                      Jun-2010-Jan-2025                2,025                2,046                 2,139
              9.00%                      Sep-2010-Mar-2025                  472                  480                   507

-----------------------------------------------------------------------------------------------------------------------------
                                                                        405,986              414,886               412,104
-----------------------------------------------------------------------------------------------------------------------------

Multifamily(1)

              8.00%                               Feb-2009                4,106                4,106                 4,123

-----------------------------------------------------------------------------------------------------------------------------
                                                                          4,106                4,106                 4,123
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
Total Freddie Mac Securities and Commitments                     $      410,092       $      418,992        $      416,227
=============================================================================================================================

(1) Multifamily mortgage-backed securities are valued by the fair value procedures adopted by the Trust's Board of Trustees.

Schedule of Portfolio Investments

March 31, 2005 (Dollars in thousands; unaudited)

Government Sponsored Enterprise Notes (7.8% of net assets)

   Issuer        Interest Rate              Maturity Date      Face Amount     Amortized Cost         Value
================================================================================================================
 Freddie Mac         1.88%                       Feb-2006      $    25,000       $    24,893      $    24,624
 Fannie Mae          2.25%                       May-2006           15,045            15,126           14,806
 Fannie Mae          2.50%                       Jun-2006           40,000            39,806           39,419
 Fannie Mae          3.13%                       Jul-2006           40,000            40,225           39,658
 Fannie Mae          5.50%                       Jul-2012           30,000            30,505           30,171
 Fannie Mae          6.00%              Aug-2019-Mar-2025          133,640           134,455          132,850

----------------------------------------------------------------------------------------------------------------
Total Government Sponsored Enterprise Notes                    $   283,685       $   285,010      $   281,528
================================================================================================================

Schedule of Portfolio Investments

March 31, 2005  (Dollars in thousands; unaudited)

United States Treasury Notes (5.0% of net assets)

 Interest Rate              Maturity Dates            Face Amount          Amortized Cost           Value
==============================================================================================================
      1.88%                         Jan-2006         $     15,000           $    15,033          $    14,821
      2.00%                         May-2006               15,000                14,955               14,753
      2.25%                         Feb-2007               20,000                20,133               19,455
      2.75%                         Aug-2007               46,500                46,366               45,344
      3.50%                         Nov-2006                2,085                 2,140                2,079
      4.00%                Mar-2010-Feb-2015               85,000                83,063               83,106

--------------------------------------------------------------------------------------------------------------
Total United States Treasury Notes                   $    183,585           $   181,690          $   179,558
==============================================================================================================

Schedule of Portfolio Investments

March 31, 2005  (Dollars in thousands; unaudited)

State Housing Finance Agency Securities (0.2% of net assets)

Issuer                               Interest Rate      Maturity Date        Face Amount      Amortized Cost      Value
==========================================================================================================================
Multifamily(1)
MA Housing Finance Agency                8.00%            Jan-2026             $  4,470          $  4,465       $  4,579

MA Housing Finance Agency                8.63%            Jan-2013                  340               344            377

MA Housing Finance Agency                9.00%            Jan-2025                  930               930            948

--------------------------------------------------------------------------------------------------------------------------
Total State Housing Finance Agency Securities                                  $  5,740          $  5,739       $  5,904
==========================================================================================================================

(1) Multifamily mortgage-backed securities are valued by the fair value procedures adopted by the Trust's Board of Trustees.

Schedule of Portfolio Investments

March 31, 2005 (Dollars in thousands; unaudited)

Other Mutifamily Investments and Commitments (1.1% of net assets)

           Interest Rates(1)                                     Commitment
    Permanent        Construction        Maturity Date(2)          Amount       Face Amount      Amortized Cost         Value
================================================================================================================================
Multifamily Construction/Permanent Mortgages

             5.54%       N/A                Jun-2017 (3)         $  62,016       $     4,901       $     4,901       $     5,030

             7.63%       N/A                Jan-2011                   813               519               519               548

             8.13%       N/A                Aug-2005                 1,016                72                69                72

             8.63%       N/A                Apr-2025                    --             1,314             1,314             1,314

             9.50%       N/A                Apr-2024                    --               693               693               693

             9.75%       N/A                Nov-2018                    --             1,236             1,236             1,236

---------------------------------------------------------------------------------------------------------------------------------
                                                                    63,845             8,735             8,732             8,893
---------------------------------------------------------------------------------------------------------------------------------
Privately Insured Construction/Permanent Mortgages(4)

             5.55%       N/A                May-2021 (5)            12,006            11,930            11,930            11,790

             5.55%       N/A                Jan-2047 (5)            12,809            12,809            12,810            12,527

             6.20%       N/A                Feb-2047                 5,200                --                --                27

             5.95%      5.95%               Mar-2044                 4,400             4,377             4,394             4,372

             6.15%      6.15%               Mar-2045                 1,600             1,600             1,605             1,656

---------------------------------------------------------------------------------------------------------------------------------
                                                                    36,015            30,716            30,739            30,372
---------------------------------------------------------------------------------------------------------------------------------
Total Other Multifamily Investments and Commitments              $  99,860       $    39,451       $    39,471       $    39,265
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
Total Long-Term Investments                                                      $ 3,331,904       $ 3,375,205       $ 3,399,169
=================================================================================================================================

(1) Construction interest rates are the rates charged to the borrower during the construction phase of the project. The permanent interest rates are charged to the borrower during the amortization period of the loan, unless HUD requires that such rates be charged earlier.

(2)   Permanent mortgage maturity date.

(3) During construction, this investment is a mortgage credit enhanced by a letter of credit issued in favor of the Trust. Additionally, the interest rate during construction is a floating rate equal to LIBOR plus one hundred and fifty basis points for the related monthly period up to a maximum rate of 5.30%. At the completion of construction, the Trust will take delivery of either a Government Sponsored Enterprise MBS with an interest rate of 5.54% and a term of ten years or under certain conditions a Mini-Perm Loan with an interest rate of 5.45% and a term of five years.

(4)   Loan insured by Ambac Corporation.

(5) These loans are evidenced by a single participation certificate in the aggregate amount of $24,815,000.

Schedule of Portfolio Investments

March 31, 2005 (Dollars in thousands; unaudited)

Short-term Investments (2.8% of net assets)

Description                      Maturity Date   Interest Rate (1)      Face Amount        Amortized Cost         Value
==========================================================================================================================
Short-term - Intermediates (2)
Fannie Mae                          Jun-2005            2.95%          $     25,000         $     24,832      $    24,838
Fannie Mae                          Jun-2005            2.89%                16,700               16,618           16,619

--------------------------------------------------------------------------------------------------------------------------
                                                                             41,700               41,450           41,457
--------------------------------------------------------------------------------------------------------------------------

Short-term - Cash Equivalents (3)
Repurchase Agreement
Amalgamated Bank (4)                Apr-2005            2.55%                 2,000                2,000            2,000

--------------------------------------------------------------------------------------------------------------------------
                                                                              2,000                2,000            2,000
--------------------------------------------------------------------------------------------------------------------------
Commercial Paper
Falcon Asset Sec                    Apr-2005            2.76%                10,000                9,987            9,987
Feddie Mac                          Apr-2005            2.48%                20,000               19,967           19,967
Feddie Mac                          May-2005            2.40%                11,878               11,847           11,847
GW University                       Apr-2005            2.76%                14,731               14,731           14,731

--------------------------------------------------------------------------------------------------------------------------
                                                                             56,609               56,532           56,532
--------------------------------------------------------------------------------------------------------------------------
Certificate of Deposit
Shore Bank - Pacific                May-2005            2.73%                   100                  100              100

--------------------------------------------------------------------------------------------------------------------------
                                                                                100                  100              100
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
Total Short-Term Investments                                           $    100,409         $    100,082      $   100,089
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
Total Investments                                                      $  3,432,313         $  3,475,287      $ 3,499,258
--------------------------------------------------------------------------------------------------------------------------

(1) Interest rate is yield calculated based on the purchase price of discount notes.

(2) Short-term investments with remaining maturities between sixty-one days and three hundred and sixty-five days.

(3) Short-term investments with remaining maturities of sixty days or less. These securities are being valued on the basis of amortized cost, which approximates fair value.

(4) This instrument was purchased in December 2004. The Trust will receive $2,004,471 upon maturity. The underlying collateral of the repurchase agreement is a Ginnie Mae security with a market value of $2,108,519.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS; unaudited
As of March 31, 2005 (Dollars in thousands)

The accompanying notes are an integral part of this Schedule of Portfolio Investments.

Note 1. Summary of Significant Accounting Policies For Schedule of Portfolio Investments

The American Federation of Labor and Congress of Industrial Organizations (AFL-CIO) Housing Investment Trust (the Trust) is a common law trust created under the laws of the District of Columbia and is registered under the Investment Company Act of 1940 as a no-load, open-end investment company. The Trust has obtained certain exemptions from the requirements of the Investment Company Act of 1940 that are described in the Trust's Statement of Additional Information and Prospectus.

Participation in the Trust is limited to eligible labor organizations and pension, welfare and retirement plans that have beneficiaries who are represented by labor organizations.

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States.

Investment Valuation

Net asset value per share (NAV calculation) is calculated as of the close of business of the major bond markets in New York City on the last business day of the month.

Portfolio securities for which market quotations are readily available (single family mortgage-backed securities, Government Sponsored Enterprise notes, and U.S.Treasury securities) are valued by an independent pricing service, published prices, market quotes and dealer bids.

Portfolio investments for which market quotations are not readily available (multifamily mortgage-backed securities investments, mortgage securities and construction mortgage securities) are valued at their fair value determined in good faith under consistently applied procedures adopted by the Board of Trustees using dealer bids and discounted cash flow models. The respective cash flow models use market-based discount and prepayment rates developed for each investment category. The market-based discount rate is composed of a risk-free yield (i.e., a U.S. Treasury Note) adjusted for an appropriate risk premium. The risk premium reflects actual premiums in the market place over the yield on U.S. Treasury securities of comparable risk and maturity to the security being valued as adjusted for other market considerations. On investments for which the Trust finances the construction and permanent securities or participation interests, value is determined based upon the total amount, funded and/or unfunded, of the commitment. The Trust has retained an independent firm to determine the fair market value of such securities. In accordance with the procedures adopted by the Board, the monthly third-party valuation is reviewed by the Trust staff to determine whether valuation adjustments are appropriate based on any material impairments in value arising from specific facts and circumstances of the investment (e.g., mortgage defaults). All such adjustments must be reviewed and approved by the independent valuation firm prior to incorporation in the NAV.

Short-term investments with remaining maturities of sixty days or less are valued on the basis of amortized cost, which approximates fair value. Cash and cash equivalents include overnight money market funds which are also carried at cost.

Federal Income Taxes

The Trust's cost for Federal tax purposes approximates book cost. As of March 31, 2005, the amortized cost of investments for federal income tax purposes was $3,475,287. Net realized and unrealized losses aggregated to $55,939 as of March 31, 2005, of which $1,017 related to net realized losses on depreciated investments and $54,922 related to unrealized losses on depreciated investments.

Item 2. Controls and Procedures.

      (a) The Trust's Chief Executive Officer (the principal executive officer) and Chief Financial Officer (the principal financial officer) have concluded that the Trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c)), are effective to ensure that material information relating to the Trust is made known to them by appropriate persons, based on their evaluation of such controls and procedures within 90 days of the filing of this report.

      (b) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Trust's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the AFL-CIO Housing Investment Trust has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AFL-CIO HOUSING INVESTMENT TRUST

By: /s/ Stephen Coyle
    ---------------------------------
    Name:  Stephen Coyle
    Title: Chief Executive Officer

Date: May 31, 2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the AFL-CIO Housing Investment Trust and in the capacities and on the dates indicated.

/s/ Stephen Coyle
-------------------------------------
Stephen Coyle
Chief Executive Officer
(Principal Executive Officer)
Date: May 31, 2005

/s/ Erica Khatchadourian
-------------------------------------
Erica Khatchadourian
Chief Financial Officer
(Principal Financial Officer)
Date: May 31, 2005